[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


May 21, 2010


VIA EDGAR


Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

         Re: Van Kampen Units Trusts, Series 980 (the "Trust") Amendment No. 2 to the Registration Statement on Form S-6 File No. 333-165423

Ladies and Gentlemen:

In connection with the comments of the staff of the Securities and Exchange Commission (the "Commission") regarding the Trust's registration statement on Form S-6, initially filed with the Commission on March 12, 2010, as amended by Pre-Effective Amendment No. 1, filed on April 21, 2010 and Amendment No. 2 to be filed on even date herewith (collectively, the "Registration Statement"), and in light of the Trust's request for acceleration of the effective date of the Registration Statement, we acknowledge that:

     1. The Trust is responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

     2. Staff comments or changes to disclosure in response to staff comments in the Registration Statement reviewed by the staff do not foreclose the Commission from taking any action with respect to the Registration Statement; and

     3. The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

VAN KAMPEN UNIT TRUSTS, SERIES 980

By:      Van Kampen Funds Inc., Depositor



         By:      /s/ John F. Tierney
                  ------------------------------------------
                  John F. Tierney
                  Executive Director